Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2011
Registrant Name	MAXIM SERIES FUND INC
Central Index Key	0000356476
Amendment Flag	false
Document Creation Date	Apr. 27, 2012
Document Effective Date	May 01, 2012
Prospectus Date	May 01, 2012